Stock-Based Compensation - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended		27 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Additional Disclosures
Options exercisable, weighted-average remaining contractual term (in years)	8 years 6 months
2014 Plan
Number of Options
Beginning balance (in shares)	8,371,097
Granted (in shares)	0		0
Exercised (in shares)	(295,203)
Forfeited (in shares)	(4,510)
Ending balance (in shares)	8,071,384	8,371,097	8,071,384
Exercisable (in shares)	8,063,747		8,063,747
Unvested (in shares)	7,637		7,637
Weighted- Average Exercise Price
Beginning balance (in dollars per share)	$ 0.29
Granted (in dollars per share)	0
Exercised (in dollars per share)	0.23
Forfeited (in dollars per share)	0.85
Ending balance (in dollars per share)	0.30	$ 0.29	$ 0.30
Exercisable (in dollars per share)	0.29		0.29
Unvested (in dollars per share)	$ 3.50		$ 3.50
Additional Disclosures
Options outstanding, weighted-average remaining contractual term (in years)	6 years 3 months 25 days	7 years 3 months 29 days
Options exercisable, weighted-average remaining contractual term (in years)	6 years 3 months 25 days
Options unvested, weighted-average remaining contractual term (in years)	7 years 9 months 14 days
Options outstanding, aggregate intrinsic value	$ 5,479	$ 25,773	$ 5,479
Options exercisable, aggregate intrinsic value	5,479		5,479
Options unvested, aggregate intrinsic value	$ 0		$ 0
2021 Plan
Number of Options
Beginning balance (in shares)	346,603
Granted (in shares)	0
Exercised (in shares)	0
Forfeited (in shares)	0
Ending balance (in shares)	346,603	346,603	346,603
Exercisable (in shares)	180,522		180,522
Unvested (in shares)	166,081		166,081
Weighted- Average Exercise Price
Beginning balance (in dollars per share)	$ 10.45
Granted (in dollars per share)	0
Exercised (in dollars per share)	0
Forfeited (in dollars per share)	0
Ending balance (in dollars per share)	10.45	$ 10.45	$ 10.45
Exercisable (in dollars per share)	10.45		10.45
Unvested (in dollars per share)	$ 10.45		$ 10.45
Additional Disclosures
Options outstanding, weighted-average remaining contractual term (in years)	8 years 6 months	9 years 6 months
Options unvested, weighted-average remaining contractual term (in years)	8 years 6 months
Options outstanding, aggregate intrinsic value	$ 0	$ 0	$ 0
Options exercisable, aggregate intrinsic value	0		0
Options unvested, aggregate intrinsic value	$ 0		$ 0